VIRTUS TACTICAL ALLOCATION FUND
Virtus Tactical Allocation Fund

Virtus Tactical Allocation Fund,

a series of Virtus Equity Trust

Supplement dated November 30, 2018 to the Summary Prospectus dated March 6, 2018,

and the Virtus Equity Trust Statutory Prospectus,

dated March 6, 2018, each as supplemented

Important Notice to Investors

Effective December 1, 2018, Virtus Investment Advisers, Inc., the fund's investment adviser, has implemented a reduced advisory fee schedule for Virtus Tactical Allocation Fund. Accordingly, the fund's prospectuses will be updated as described below.

Under “Fees and Expenses” in the fund's summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VIRTUS TACTICAL ALLOCATION FUND		Class A		Class C		Class T
Management Fees		0.55%		0.55%		0.55%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%		1.00%		0.25%
Other Expenses		0.42%	[1]	0.45%	[1]	0.42%	[2]
Acquired Fund Fees and Expenses		0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses	[3]	1.23%		2.01%		1.23%
[1]	Restated to reflect certain contract and expense allocation changes.
[2]	Estimated for current fiscal year, as annualized.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Under “Fees and Expenses”, the “Example” table is hereby replaced with the following:
Expense Example - VIRTUS TACTICAL ALLOCATION FUND - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	693	943	1,212	1,978
Class C	Sold	304	630	1,083	2,338
Class T	Sold	372	631	909	1,701

Expense Example, No Redemption - VIRTUS TACTICAL ALLOCATION FUND - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	693	943	1,212	1,978
Class C	Held	204	630	1,083	2,338
Class T	Held	372	631	909	1,701